SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Assumptions) (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	[1]
Dividend yield		0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		1.92%	0.94%	0.29%
Expected volatility			59.00%	53.00%
Early exercise factor (as a percent)		130.00%	130.00%	110.00%
Forfeiture rate post vesting		1.00%	1.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		4.29%	1.52%	1.60%
Expected volatility			60.00%	59.00%
Early exercise factor (as a percent)		200.00%	200.00%	200.00%
Forfeiture rate post vesting		28.00%	27.00%	34.00%

[1]	Only RSUs were granted